Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids - MMBbls	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	(383)	(860)	1,400
Extensions and discoveries (in MMbbl)	205	115	726
Improved recovery (in MMbbl)	56	33	58
Purchases of reserves in place (in MMbbl)	288	52	28
Production (in MMbbl)	274	309	320
Economic revisions due to prices (in MMbbl)	(792)	(1,118)	805
Revisions of prior estimates (in MMbbl)	134	368	103